Junior Subordinated Deferrable Interest Debentures (Key Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 134,642,000	$ 134,642,000
Trust VIII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	7.13%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.05%
Trust IX
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238,000
Interest rate (as a percent)	5.36%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000
Interest rate (as a percent)	6.09%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990,000
Interest rate (as a percent)	5.36%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619,000
Interest rate (as a percent)	6.21%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.45%